Principal activities, significant concentrations and risks, and basis of presentation (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Agreement with Diaozhuang Industrial Jiangsu Quanyi USD ($)	Dec. 31, 2012 Agreement with Diaozhuang Industrial Jiangsu Quanyi CNY	Dec. 21, 2012 Agreement with Diaozhuang Industrial Jiangsu Quanyi USD ($)	Dec. 21, 2012 Agreement with Diaozhuang Industrial Jiangsu Quanyi CNY	Jan. 15, 2013 Agreement with Devont Shanghai Celgen CNY	Dec. 31, 2012 Agreement with Devont Shanghai Celgen USD ($)	Dec. 31, 2012 Agreement with Devont Shanghai Celgen CNY
Basis of presentation
Cash consideration					$ 4,095	25,514	302,000		302,000
Impairment loss on assets held for sale			294	1,831
Carrying amount of assets held for sale	14,534	90,550	4,389	27,345				10,439	65,036
Fair value of assets held for sale			$ 4,095	25,514